Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income Before Provision for Income Tax Expense
The components of income before provision for income tax expense are as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Ireland	$12,157	$(33,732)	$37,298
United States	11,371	13,317	12,276
Other	43,693	49,410	43,150

Income before provision for income taxes	$67,221	$28,995	$92,724

Components of Total Income Tax Expense
The components of total income tax expense are as follows:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Provision for income taxes:
Current:
Ireland	$1,684	$351	$4,522
United States	12,290	6,367	(1,915)
Other	8,257	5,518	712

Total current tax	22,231	12,236	3,319

Deferred expense/(benefit):
Ireland	(287)	(3,825)	788
United States	(9,715)	(1,711)	1,322
Other	(428)	(585)	224

Total deferred tax expense/(benefit)	(10,430)	(6,121)	2,334

Provision for income taxes	11,801	6,115	5,653

Impact on shareholders equity & OCI of the tax consequence of :
Stock compensation expense	(1,274)	(681)	(2,345)
Currency impact of long term funding	356	(294)	198

Total	$10,883	$5,140	$3,506

Reconciliation of Consolidated Effective Tax Rate and Statutory Rate
The Company’s consolidated effective tax rate differed from the statutory rate as set forth below;

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Taxes at Irish statutory rate of 12.5% (2011:12.5%; 2012: 12.5%)	$8,401	$3,625	$11,590
Foreign and other income taxed at higher/(reduced) rates	7,873	5,373	(4,765)
Research & development tax incentives	(4,954)	(6,341)	(1,927)
Movement in valuation allowance	1,557	4,362	822
Prior year over provision in respect of foreign taxes	(678)	(83)	(285)
Effects of permanent items	(26)	(615)	97
Other	(372)	(206)	121

	$11,801	$6,115	$5,653

Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities are presented below:

	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$6,631	$7,331	$6,645
Goodwill	11,467	9,443	8,055
Other intangible assets	2,707	3,525	223
Accruals	77	1,185	149
Other	88	97	835
Unrealised FX	1,160	-	-

Total deferred tax liabilities recognized	22,130	21,581	15,907

Deferred tax assets:
Net operating loss carry forwards	25,116	21,981	16,580
Property, plant and equipment	2,345	1,324	882
Accrued expenses and payments on account	19,382	11,652	6,607
Stock options	5,586	4,818	3,522
Deferred compensation expense	1,136	1,197	1,349
Other	-	214	90
Unrealised FX	98	-	-
Total deferred tax assets	53,663	41,186	29,030
Valuation allowance for deferred tax assets	(18,817)	(16,445)	(12,290)

Deferred tax assets recognized	$34,846	$24,741	$16,740

Net deferred tax asset	$12,716	$3,160	$833

Expected Expiry Dates of NOL's	The expected expiry dates of these losses are as follows:
	Federal	State
	NOL’s	NOL’s
	(in thousands)

2013- 2015	$113	$113
2016- 2020	791	791
2021- 2032	8,742	16,940

	$9,646	$17,844

Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

	December 31,	December 31,	December 31,
	2012	2011	2010
	(in thousands)
Gross amount of unrecognized tax benefits at start of year	$6,543	$8,566	$15,855

Increase related to prior year tax positions	1,167	304	189
Decrease related to prior year tax positions	-	(36)	(3,861)
Increase related to current year tax positions	1,473	482	-
Settlements	(98)	-	(289)
Lapse of statute of limitations	(1,896)	(2,773)	(3,328)

Gross amount of unrecognized tax benefits at end of year	$7,189	$6,543	$8,566